Restricted Assets (Tables)	12 Months Ended
Dec. 31, 2019
Statement [LineItems]
Summary of Restricted Assets
As of December 31, 2019 and 2018, the following Bank’s assets are restricted:

Item	12/31/2019	12/31/2018
Debt securities at fair value through profit or loss and other debt securities
• Discount bonds in pesos regulated by Argentine legislation, maturing 2033 securing the sectorial Credit Program of the Province of San Juan. Production investment financing fund.	150,907	99,533
• Discount bonds in pesos regulated by Argentine legislation, maturing 2033 securing the regional economies Competitiveness Program – IDB loan No. 3174/OC-AR.	117,332	167,110
• Discount bonds in pesos regulated by Argentine legislation, maturing 2033 used as security in favor of Sedesa (1).	96,364	142,537
• Discount bonds in pesos regulated by Argentine legislation, maturing 2033 for minimum statutory guarantee account required for Agents to act in the new categories contemplated under Resolution No. 622/13, as amended, of the CNV	21,664	22,490

Item (Contd.)	12/31/2019	12/31/2018
• Discount bonds in pesos regulated by Argentine legislation, maturing 2033 securing a IDB loan of Province of San Juan No. 2763/OC-AR.	3,434	10,167
• National treasury bills in pesos adjusted by CER, maturing 2021 for minimum statutory guarantee account required for Agents to act in the new categories contemplated under Resolution No. 622/2013 of the CNV		15,964

Subtotal debt securities at fair value through profit or loss and other debt securities	389,701	457,801

Other financial assets
• Mutual fund shares for minimum statutory guarantee account required for Agents to act in the new categories contemplated under Resolution No. 622/13, as amended, of the CNV	67,300	52,701
• Sundry debtors – Other	3,449	3,714
• Sundry debtors – attachment within the scope of the claim filed by the DGR against the City of Buenos Aires for differences on turnover tax.	827	1,272

Subtotal Other financial assets	71,576	57,687

Loans and other financing – non-financial private sector and foreign residents
• Interests derived from contributions made as contributing partner (2)		49,996

Subtotal loans and other financing		49,996

Financial assets delivered as a guarantee
• Special guarantee checking accounts opened in the BCRA for transactions related to the electronic clearing houses and similar entities.	7,438,646	8,798,598
• Forward purchase for repo transactions	1,077,082	280,660
• Guarantee deposits related to credit and debit card transactions.	806,613	1,149,859
• Other guarantee deposits	1,350,993	163,977

Subtotal Financial assets delivered as a guarantee	10,673,334	10,393,094

Other non-financial assets
• Real property related to a call option sold	320,733	112,305

Subtotal Other non-financial assets	320,733	112,305

Total	11,455,344	11,070,883

(1)
As replacement for the preferred shares of former Nuevo Banco Bisel SA to secure to Sedesa the price payment and the fulfillment of all the obligations assumed in the purchase and sale agreement dated May 28, 2007, maturing on August 11, 2021.

(2)
In order to keep tax benefits related to these contributions, they must be maintained between two and three years from the date they were made. They are related to the following risk funds: Risk fund Los Grobo SGR and Risk fund of Avaluar SGR as of December 31, 2018.